COMMITMENTS AND CONTINGENCIES (Details Narrative)	6 Months Ended
Jun. 30, 2026 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Commitment and contingency fees	$ 27,500
Non-cancelable fees	$ 495,000